CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (Parenthetical) (USD $) In Millions, unless otherwise specified	Jul. 28, 2012	Jan. 28, 2012	Jul. 30, 2011	Jan. 29, 2011
Par value amount of Common Stock issued (dollars)		$ 0		$ 0
Maximum
Par value amount of Common Stock issued (dollars)	$ 1	$ 1	$ 1	$ 1
Number of Common Stock shares in treasury (shares)	1	1	1	1